Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 27, 2015
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche MLP & Energy Infrastructure Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus and the "WHO MANAGES AND OVERSEES THE FUND" sub-heading of the "FUND DETAILS" section of the fund's prospectus:

The Advisor has contractually agreed through September 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.65%, 2.40%, 1.40% and 1.50% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Deutsche MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche MLP & Energy Infrastructure Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus and the "WHO MANAGES AND OVERSEES THE FUND" sub-heading of the "FUND DETAILS" section of the fund's prospectus:

The Advisor has contractually agreed through September 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.65%, 2.40%, 1.40% and 1.50% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.65%, 2.40%, 1.40% and 1.50% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.